Financial Instruments and Risks - Exchange Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 28,517,010	R$ 5,140,011
Financial liabilities	(38,999,286)	(13,526,917)
Trade accounts payable
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(632,565)	(621,179)
Loans and financing
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(31,074,056)	(12,191,856)
Liabilities for asset acquisition and subsidiaries
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(992,512)	(585,986)
Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(1,636,700)	(127,896)
Cash and cash equivalents
Net exposure of assets and liabilities in foreign currency
Financial assets	4,387,453	1,076,833
Trade accounts receivable
Net exposure of assets and liabilities in foreign currency
Financial assets	2,537,058	2,297,763
Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 493,934	133,910
Exchange rate risk
Financial Instruments and Risks
Percentage of net revenue from exports priced in USD	70.00%
Time horizon for sales in the futures market	18 months
Exchange rate risk | USD
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 3,298,761	2,264,084
Financial liabilities	(28,255,019)	(9,121,329)
Liability exposure	(24,956,258)	(6,857,245)
Exchange rate risk | USD | Trade accounts payable
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(72,680)	(45,548)
Exchange rate risk | USD | Loans and financing
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(26,384,721)	(8,616,807)
Exchange rate risk | USD | Liabilities for asset acquisition and subsidiaries
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(333,049)	(332,193)
Exchange rate risk | USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(1,464,569)	(126,781)
Exchange rate risk | USD | Cash and cash equivalents
Net exposure of assets and liabilities in foreign currency
Financial assets	1,143,968	585,541
Exchange rate risk | USD | Trade accounts receivable
Net exposure of assets and liabilities in foreign currency
Financial assets	1,661,108	1,544,633
Exchange rate risk | USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 493,685	R$ 133,910